Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2018
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Summary of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

Basis of Preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting”. Certain information and disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these condensed consolidated interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2017 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, and as adopted by the European Union.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the condensed consolidated interim financial statements are disclosed in Note 3.

Changes in Accounting Policies

As of January 1, 2018, the Company has adopted IFRS 9, “Financial Instruments”, which introduces a new impairment model for financial assets measured at amortized cost based on an expected credit loss model, which currently applies to the Company’s bank deposits and trade receivables. The adoption of IFRS 9 had no material impact on the Company’s financial reporting. Further, the Company has adopted IFRS 15, “Revenue from Contracts with Customers”, which establishes a single, comprehensive framework for revenue recognition, based on a five-step model, which applies to the Company’s licensing agreements with multiple activities. IFRS 15 was adopted using the ‘retrospective method with the cumulative effect of initially applying this standard recognized at the date of the initial application’. The adoption of IFRS 15 had no impact on the Company’s financial reporting.

Except for the adoption of these two new standards, the accounting policies applied when preparing these condensed consolidated interim financial statements have been applied consistently to all the periods presented, unless otherwise stated and are consistent with those of the Company’s most recent annual consolidated financial statements. A description of our accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2017.